Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000247858
Shareholder Report [Line Items]
Fund Name	KraneShares 90% KWEB Defined Outcome January 2027 ETF
Class Name	KraneShares 90% KWEB Defined Outcome January 2027 ETF
Trading Symbol	KBUF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the KraneShares 90% KWEB Defined Outcome January 2027 ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kbuf/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kbuf/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 90% KWEB Defined Outcome January 2027 ETF	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

(a) KraneShares CSI Overseas China Internet ETF (KWEB)

The Fund aims to provide, before fees and expenses, the total return of KWEB up to a 40.01% Cap while providing a 90% buffer against losses over the Outcome Period of January 27, 2025, to January 15, 2027.

The put options held by the Fund during the period contributed the most to the Fund’s return. China’s internet equities underperformed the broader Chinese equity market, as defined by the MSCI China All Shares Index, due to intense competition in China's E-Commerce industry, which weighed on the margins of large-cap e-commerce firms, as well as geopolitical headwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	KraneShares 90% KWEB Defined Outcome January 2027 ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	CSI Overseas China Internet Index (USD) (PR)Footnote Reference†
Feb/24	$10,000	$10,000	$10,000
Mar/24	$10,252	$10,485	$10,728
Mar/25	$12,444	$13,469	$14,602
Mar/26	$12,545	$14,864	$12,317

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares 90% KWEB Defined Outcome January 2027 ETF	0.82%	11.15%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	20.29%
CSI Overseas China Internet Index (USD) (PR)Footnote Reference†	-15.65%	10.20%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,817,019
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 9,495
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,817,019	3	$9,495	1%

Holdings [Text Block]

(KWEB) Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	2.1%
Real Estate	4.3%
Industrials	6.4%
Consumer Staples	8.3%
Communication Services	37.3%
Consumer Discretionary	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of KWEB (KraneShares CSI China Internet ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
KraneShares CSI China Internet ETFFootnote Reference**	92.2%
Purchased OptionFootnote Reference(1)	9.2%
Written OptionFootnote Reference(1)	-1.8%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kbuf/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Updated Prospectus Web Address	https://kraneshares.com/kbuf/
C000247859
Shareholder Report [Line Items]
Fund Name	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Class Name	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Trading Symbol	KPRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the KraneShares 100% KWEB Defined Outcome January 2027 ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kpro/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kpro/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 100% KWEB Defined Outcome January 2027 ETF	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

(a) KraneShares CSI Overseas China Internet ETF (KWEB)

The Fund aims to provide, before fees and expenses, the total return of KWEB up to a 20.01% Cap while providing a 100% buffer against losses over the Outcome Period of January 27, 2025, to January 15, 2027.

The put options held by the Fund during the period contributed the most to the Fund’s return. China’s internet equities underperformed the broader Chinese equity market, as defined by the MSCI China All Shares Index, due to intense competition in China's E-Commerce industry, which weighed on the margins of large-cap e-commerce firms, as well as geopolitical headwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	KraneShares 100% KWEB Defined Outcome January 2027 ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	CSI Overseas China Internet Index (USD) (PR)Footnote Reference†
Feb/24	$10,000	$10,000	$10,000
Mar/24	$10,084	$10,485	$10,728
Mar/25	$11,588	$13,469	$14,602
Mar/26	$12,371	$14,864	$12,317

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares 100% KWEB Defined Outcome January 2027 ETF	6.76%	10.43%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	20.29%
CSI Overseas China Internet Index (USD) (PR)Footnote Reference†	-15.65%	10.20%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,734,381
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 7,253
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,734,381	3	$7,253	0%

Holdings [Text Block]

(KWEB) Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	2.1%
Real Estate	4.3%
Industrials	6.4%
Consumer Staples	8.3%
Communication Services	37.3%
Consumer Discretionary	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of KWEB (KraneShares CSI China Internet ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
KraneShares CSI China Internet ETFFootnote Reference**	89.8%
Purchased OptionFootnote Reference(1)	14.0%
Written OptionFootnote Reference(1)	-4.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kpro/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Updated Prospectus Web Address	https://kraneshares.com/kpro/